Note 13 - Benefit Plans (Detail) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.09	$ 16.14	$ 19.40
Options exercisable as of December 31, 2012 (in Dollars per share)	$ 18.95
Granted weighted average exercise price (in Dollars per share)		$ 0	$ 5.24
Exercised weighted average exercise price (in Dollars per share)	$ 6.18	$ 0	$ 0
Forfeited weighted average exercise price (in Dollars per share)	$ 6.18	$ 17.51	$ 10.50
Balance outstanding	341,500
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.38	$ 16.09	$ 16.14
Incentive Stock Options [Member]
Balance outstanding	184,500	194,750	148,750
Options exercisable as of December 31, 2012	130,900
Granted		0	46,000
Exercised	(2,003)	0	0
Forfeited	(7,997)	(10,250)
Balance outstanding	174,500	184,500	194,750
Non-Incentive Stock Options [Member]
Balance outstanding	167,000	170,829	136,704
Options exercisable as of December 31, 2012	131,000
Granted		0	45,000
Exercised	0	0	0
Forfeited		(3,829)	(10,875)
Balance outstanding	167,000	167,000	170,829